COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 7,960
2018	1,878
2019	123
Gross space segments services	$ 9,961